INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consisted of the following:

	March 31, 2025	December 31, 2024
Finished Goods	$605,190	$461,254
Work-in-Process	871,752	936,181
Raw Materials	1,028,546	1,074,132
Total Inventory	$2,505,488	$2,471,567

Inventories consisted of the following:

	As of December 31,
	2024	2023
Finished Goods	$461,254	$531,302
Work-in-Process	936,181	989,712
Raw Materials	1,074,132	1,235,336
Total Inventory	$2,471,567	$2,756,350